Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	Business and Basis of Presentation
Jackson Financial Inc. (“Jackson Financial”) along with its subsidiaries (collectively, the “Company,” which also may be referred to as “we,” “our” or “us”), is a financial services company focused on helping Americans grow and protect their retirement savings and income to enable them to pursue financial freedom for life. Jackson Financial, domiciled in the state of Delaware in the United States (“U.S.”), was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England, and was the holding company for Prudential’s U.S. operations. As described below under "Other," the Company's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and the Company is a stand-alone U.S. public company.

Jackson Financial’s primary life insurance subsidiary, Jackson National Life Insurance Company and its insurance subsidiaries (collectively, “Jackson”), is licensed to sell group and individual annuity products (including immediate, registered index-linked, deferred fixed, fixed index and variable annuities), and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium-term note funding agreements. In addition to Jackson, Jackson Financial’s primary operating subsidiaries are as follows:

•PPM America, Inc. (“PPM”), is the Company’s investment management operation that manages the life insurance companies’ general account investment funds. PPM also provides investment services to other former affiliated and unaffiliated institutional clients.
•Brooke Life Insurance Company (“Brooke Life”), Jackson’s direct parent, is a life insurance company licensed to sell life insurance and annuity products in the state of Michigan.

Other wholly-owned subsidiaries of Jackson are as follows:

•Life insurers: Jackson National Life Insurance Company of New York ("Jackson NY" or “JNY”); Squire Reassurance Company LLC (“Squire Re”); Squire Reassurance Company II, Inc. (“Squire Re II”); and VFL International Life Company SPC, LTD;
•Registered broker-dealer: Jackson National Life Distributors, LLC ("JNLD");
•Registered investment adviser: Jackson National Asset Management, LLC ("JNAM"), which manages the life insurance companies' separate account funds underlying the variable annuities products, which are sub-advised. JNAM manages and oversees those sub-advisers;
•Service provider: PGDS (US One) LLC (“PGDS”), which provides certain services to the Company and certain former affiliates; and
•Other insignificant wholly-owned subsidiaries.

The Company's Consolidated Financial Statements also include other insignificant partnerships, limited liability companies (“LLCs”) and other variable interest entities (“VIEs”) in which the Company is deemed the primary beneficiary.

Other

On August 6, 2021, the Company's Class A Common Stock was registered on a Form 10 registration statement filed with the U.S. Securities and Exchange Commission (the "SEC") and became effective under the Securities Exchange Act of 1934, as amended. We refer to that effective Form 10 registration as the "Form 10." The Demerger transaction described in the Form 10 was consummated on September 13, 2021. As of December 31, 2022, Prudential retained a 9.2% remaining interest in the Company, after the Company repurchased 2,242,516 shares of the Company’s Class A Common Stock subsequent to the Demerger, as further discussed in Note 24 of the Notes to Consolidated Financial Statements.
On September 9, 2021, the Company effected a 104,960.3836276-for-1 stock split of its Class A Common Stock and Class B Common Stock by way of a reclassification of its Class A Common Stock and Class B Common Stock (the “stock split”). The incremental par value of the newly issued shares was recorded with the offset to additional paid-in capital. All share and earnings per share information presented herein have been retroactively adjusted to reflect the stock split. On June 9, 2022, the Company’s shareholders approved the Third Amended and Restated Certificate of Incorporation, which eliminated the Class B Common Stock. As a result, the Class A Common Stock became simply, common stock.

On June 18, 2020, the Company’s subsidiary, Jackson, announced that it had entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. (“Athene”) effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson’s in-force fixed and fixed-index annuity product liabilities in exchange for a $1.2 billion ceding commission (the "Athene Reinsurance Agreement").

In addition, we entered into an investment agreement with Athene, pursuant to which Athene invested $500 million of capital in return for a 9.9% voting interest corresponding to a 11.1% economic interest in the Company. That investment was completed on July 17, 2020. In August 2020, the Company made a $500 million capital contribution to its subsidiary, Jackson. As of December 31, 2022, Athene retained a 1.9% voting interest and 1.9% economic interest.

We continue to monitor developments related to the COVID-19 pandemic. The COVID-19 pandemic caused significant economic and financial turmoil in the U.S. and around the world. There has been a steady resumption of activity during 2022; however, at this time it is not possible to estimate the long-term effectiveness of any therapeutic treatments and vaccines for COVID-19, or their efficacy with respect to current or future variants or mutations of COVID-19, or the longer-term effects that the COVID-19 pandemic could have on our business. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and cannot be predicted. The Company implemented business continuity plans that already were in place to ensure the availability of services for our customers, work at home capabilities for our associates, where appropriate, and other ongoing risk management activities. The Company had associates, as needed or voluntarily, in our offices during this time, as permitted by local and state restrictions. The Company rolled out a broader “return to office plan” for all associates, and since September 2022, required some associates to return to the office five days a week. Associates below director level remain on an “office-centric” hybrid schedule between in-office and remote working arrangements.

Basis of Presentation

The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.

The Company adopted Accounting Standards Update (“ASU”) 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts,” (“LDTI”) effective January 1, 2023, with a transition date of January 1, 2021. The accompanying Consolidated Financial Statements have been recast as compared to the Annual Report on Form 10-K (the "Form 10-K") as filed with the SEC on March 1, 2023, to reflect the adoption of LDTI, which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity as of the transition date of January 1, 2021. Our financial statements for the year ended December 31, 2020 are still presented on the basis of accounting effective prior to the adoption of LDTI. See Note 2 of the Notes to Consolidated Financial Statements for further description of the adoption of this change in accounting principle.

Certain amounts in the Notes to Consolidated Financial Statements have been reclassified to conform to the recast presentation as discussed above.

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include:
•Valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary;
•Assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity;
•Assumptions used in calculating policy reserves and liabilities including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates;
•Assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
•Estimates related to expectations of credit losses on certain financial assets and off-balance sheet exposures;
•Assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company;
•Assumptions used in calculating the value of guaranteed benefits, including those classified as market risk benefits subsequent to the adoption of LDTI, including policyholder behavior, mortality rates, and capital market assumptions;
•Subsequent to the adoption of LDTI, assumptions impacting the expected term used in the calculation of amortization of deferred acquisition costs, including policyholder behavior and mortality rates; and
•Prior to the adoption of LDTI, assumptions impacting estimated future gross profits used in the calculation of amortization of deferred acquisition costs, including policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates.

These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the Consolidated Financial Statements in the periods the estimates are changed.

Revision of Prior Period Financial Statements

At September 30, 2022, the Company identified errors related to the classification of certain balances and amounts in the line items of the Consolidated Balance Sheets and Consolidated Income Statements. These errors resulted in the revision of balances and amounts related to deferred sales inducement assets, liabilities for certain life-contingent annuities, sub-advisor fee expenses, and other operating expense items that impacted previously issued Consolidated Financial Statements. The impact of these errors to the current and the prior periods' Consolidated Financial Statements were not considered to be material and had no impact on shareholders' equity or net income (loss). However, to improve the consistency and comparability of the financial statements, management revised the financial statements and related disclosures in these Consolidated Financial Statements. See Note 26 to the Notes to Consolidated Financial Statements for details of the revisions.